WARRANTS (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Warrants [Table Text Block]
The fair value of the outstanding warrants at December 31, 2013 was calculated using the Black Scholes Model with the following assumptions:

Market price per share (USD/share)	3.88
Exercise price (USD/share)	$4.00, $9.60, $10.00
Risk free rate	0.78%, 0.13%, 0.13%
Dividend yield	-
Expected term/Contractual life (years)	3.02, 1.30, 1.30
Expected volatility	203.20%

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013, 2012 and 2011.

	Carrying Value at	Fair Value Measurement at
	December 31,2013	December 31,2013
		Level 1	Level 2	Level 3
Warrants liability	$720,857	$-	$720,857	$-

	Carrying Value at	Fair Value Measurement at
	December 31,2012	December 31,2012
		Level 1	Level 2	Level 3
Warrants liability	$374,166	$-	$374,166	$-

	Carrying Value at	Fair Value Measurement at
	December 31,2011	December 31,2011
		Level 1	Level 2	Level 3
Warrants liability	$96,469	$-	$96,469	$-

Schedule of Warrant Activity [Table Text Block]
The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs:

	December 31,
	2013	2012	2011
	US$	US$	US$
Beginning balance	374,166	96,469	318,109
Warrants issued		97,505	-
Fair value change of the issued warrants included in earnings	346,691	180,192	(221,640)
Ending balance	720,857	374,166	96,469

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Following is a summary of the warrants activity:

		Weighted	Weighted Average
		Average	Remaining
	Number	Exercise Price	Contractual Life
Outstanding as of January 1, 2011	157,500	$
Granted	-
Forfeited	-
Exercised	-
Outstanding as of January 1, 2012	157,500	$9.98	3.31
Granted	100,000
Forfeited	-
Exercised	-
Outstanding as of December 31, 2012	257,500	$7.66	2.97
Granted	-
Forfeited	-
Exercised	-
Outstanding as of December 31, 2013	257,500	$7.66	1.97